Long-term debt, current and non-current, details (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Secured Term Loans	$ 328,035	$ 331,056
Total debt outstanding	470,835	423,056
Less related deferred financing costs	(9,320)	(2,742)
Total debt, net of deferred financing costs	461,515	420,314
Less: Current portion of long term debt, net of deferred financing costs current	(41,082)	(39,217)
Long-term debt, net of current portion and deferred financing costs, non-current	420,433	381,097
8.375% Senior Unsecured Bond
Debt Instrument [Line Items]
Unsecured Bond	125,000
Less related deferred financing costs	(2,080)
9.5% Senior Unsecured Bond
Debt Instrument [Line Items]
Unsecured Bond	$ 17,800	$ 92,000